VESSEL	12 Months Ended
Dec. 31, 2011
Vessels And Equipment Net [Abstract]
VESSEL
9.  VESSEL

(in thousands of $)	2011	2010
Cost	86,716	86,716
Accumulated depreciation	(40,404)	(37,538)
	46,312	49,178

Depreciation expense was $2.9 million, $2.9 million and $3.0 million for the years ended December 31, 2011, 2010 and 2009, respectively.